OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS
NOTE 4:	OTHER LONG-TERM ASSETS

	December 31,
	2016	2017

Deferred tax assets	$2,261	$2,620
Other	2,362	1,055

	$4,623	$3,675